Profit from operations - Summary of Direct and Marketing Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
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Gaming tax, license costs and other tax	€ 48,800	€ 33,969	€ 44,087
Processing & Fraud Costs	173,619	99,322	51,709
Royalties	202,856	164,636	70,900
Staff costs and related expenses	79,885	47,158	43,007
Other operational costs	36,126	19,142	20,566
Costs relating to currency movements and financing expenses	4,924	1,596	6,365
Marketing Expenses	350,284	246,866	194,350
Direct and marketing expense	€ 896,494	€ 612,689	€ 430,984